Intangible Assets, Net - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Computer software	¥ 10,450	$ 1,640	¥ 5,596
Accumulated amortization	(5,300)	(832)	(2,139)
Intangible assets net (excluding goodwill)	¥ 5,150	$ 808	¥ 3,457